Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of acquisition of net assets

Oil and natural gas properties, net	$399,967
Short-term derivative instruments, net	15,779
Long-term derivative instruments, net	10,772
Asset retirement obligations	(13,560)
Credit facilities – predecessor (2)	(198,267)
Accrued liabilities	(1,650)

Net assets (1)	$213,041

(1)	Due to the timing of our IPO and the fact that we did not acquire working capital from our predecessor, our consolidated balance sheet as of December 31, 2011 did not include any trade receivables or payables.
(2)	Although the Partnership did not legally assume the debt of its predecessor, for accounting and financial reporting purposes the $198.3 million that was repaid concurrent with the closing of our IPO on behalf of our predecessor has been netted against the net book value of the net assets that were acquired by us and reflected on our consolidated and combined cash flow statement as “Payments on revolving credit facility.”

Oil and natural gas properties, net	$15,164
Short-term derivative instruments, net	715
Long-term derivative instruments, net	674
Asset retirement obligations	(466)
Accrued liabilities	(17)

Net assets	$16,070

Oil and natural gas properties, net	$31,716
Accounts receivable	612
Short-term derivative instruments, net	1,017
Long-term derivative instruments, net	1,337
Asset retirement obligations	(43)
Accrued liabilities	(70)

Net assets	$34,569

Schedule of net assets of partnership

Cash and cash equivalents	$1,354
Accounts receivable	3,866
Short-term derivative instruments, net	1,206
Prepaid expenses and other current assets	98
Oil and natural gas properties, net	192,280
Long-term derivative instruments, net	3,528
Accrued liabilities	(3,494)
Asset retirement obligations	(2,753)
Credit facilities	(89,300)
Other long-term liabilities	(111)

Net assets	$106,674

Cash and cash equivalents	$6,021
Accounts receivable	16,284
Short-term derivative instruments, net	2,926
Prepaid expenses and other current assets	4,521
Oil and natural gas properties, net	108,342
Restricted investments	68,009
Accounts payable	(9,092)
Accrued liabilities	(9,140)
Asset retirement obligations	(58,746)
Credit facilities	(28,500)
Deferred tax liability	(1,674)
Noncontrolling interest	(5,255)

Net assets	$93,696

Net book value of assets contributed to Memorial Resource

Cash and cash equivalents	$3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)

Net assets	$3,000